LEASES - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating cash flows paid for operating leases	$ 38,080	$ 19,889	$ 9,734
Right-of-use assets obtained in exchange for operating lease obligations	$ 69,808	$ 68,152	$ 126